Shareholder Report, Line Graph (Details) 197246_Pacer Cash Cows Fund of Funds ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	May 03, 2019	Apr. 30, 2026
Pacer Cash Cows Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Cash Cows Fund of Funds ETF NAV
Accumulated Value	$ 16,795	$ 16,747	$ 14,515	$ 14,118	$ 13,802	$ 8,429	$ 10,000	$ 22,360
Pacer Cash Cows Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Pacer Cash Cows Fund of Funds Index
Accumulated Value	17,294	17,169	14,769	14,381	13,946	8,502	10,000	$ 23,019
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value	18,442	16,443	13,889	13,461	13,952	9,601	10,000	$ 23,818
FTSE Developed ex US All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Developed ex US All Cap Index
Accumulated Value	$ 15,161	$ 13,526	$ 12,386	$ 11,768	$ 12,801	$ 8,878	$ 10,000	$ 20,233